Taxes - Summary of Unrecognized Income Tax Benefits and Taxes Other Than on Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes to company's unrecognized tax benefits
Beginning balance	$ 5,323	$ 5,288	$ 5,018
Foreign currency effects	(27)	(2)	(1)
Additions based on tax positions taken in current year	248	30	194
Additions for tax positions taken in prior years	265	234	218
Reductions based on tax positions taken in current year	(104)	0	0
Reductions for tax positions taken in prior years	(251)	(117)	(36)
Settlements with taxing authorities in current year	(2)	(110)	(18)
Reductions as a result of a lapse of the applicable statute of limitations	0	0	(87)
Ending balance	5,452	5,323	5,288
Total taxes other than on income	4,220	4,032	3,963
United States
Changes to company's unrecognized tax benefits
Import duties and other levies	(9)	10	7
Property and other miscellaneous taxes	818	609	552
Payroll taxes	286	248	302
Taxes on production	801	989	628
Total taxes other than on income	1,896	1,856	1,489
International
Changes to company's unrecognized tax benefits
Import duties and other levies	72	63	49
Property and other miscellaneous taxes	2,004	1,789	2,174
Payroll taxes	121	122	113
Taxes on production	127	202	138
Total taxes other than on income	$ 2,324	$ 2,176	$ 2,474